SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue	$ 2,138,017	$ 1,876,221	$ 5,638,542	$ 6,290,898
Canada [Member]
Revenue
Revenue	1,736,850	1,359,986	5,227,983	4,530,686
United States [Member]
Revenue
Revenue	$ 401,167	$ 516,235	$ 410,559	$ 1,760,212